Restatement Related Charges - Summary of Components of Charges Included in Statements of Operations (Details) - USD ($) $ in Thousands	3 Months Ended							12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restatement Charges [Abstract]
External accounting costs								$ 1,071	$ 21,073
External legal costs								4,396	7,565
Other								753	1,448
Recoveries from Archrock			$ (2,800)		$ (11,200)			(2,801)	(11,207)
Total restatement related charges	$ 400	$ 2,000	$ 1,600	$ 2,200	$ 9,900	$ 12,300	$ 7,900	$ 3,419	$ 18,879	$ 0